Franchise Rights Acquired, Goodwill and Other Intangible Assets - Additional Information (Detail) - USD ($) $ in Thousands				3 Months Ended				12 Months Ended
	May 08, 2022	May 09, 2021	Aug. 10, 2018	Dec. 31, 2022	Oct. 01, 2022	Jul. 02, 2022	Mar. 28, 2020	Dec. 31, 2022	Jan. 01, 2022	Jan. 02, 2021
Goodwill And Intangible Assets Disclosure [Line Items]
Net book value of franchise rights acquired				$ 383,683				$ 383,683	$ 782,056
Net book value of goodwill				$ 155,998				155,998	157,374	$ 155,617
Goodwill impairment	$ 0	$ 0						3,124
Finite-lived intangible assets, aggregate amortization expense								$ 33,676	$ 32,220	$ 29,828
Discount rate								9.60%	8.50%
Franchise Rights Acquired
Goodwill And Intangible Assets Disclosure [Line Items]
Indefinite-lived intangible assets, impairment charges		$ 0
Impairment, Intangible Asset, Indefinite-Lived (Excluding Goodwill), Statement of Income or Comprehensive Income [Extensible Enumeration]		Asset Impairment Charges
Assumed cumulative annual revenue growth rate				2.50%	2.50%	2.40%
Discount rate				13.70%	13.40%
Hypothetical discount rate percentage increase				50.00%
Hypothetical projected Digital revenues percentage reduction				1.00%
Kurbo, Inc
Goodwill And Intangible Assets Disclosure [Line Items]
Goodwill impairment						$ 1,101
Kurbo Health, Inc
Goodwill And Intangible Assets Disclosure [Line Items]
Net purchase price			$ 3,063
Net book value of goodwill			$ 1,101
Minimum | Franchise Rights Acquired
Goodwill And Intangible Assets Disclosure [Line Items]
Assumed Workshops + Digital revenue growth rate				(4.30%)	20.20%	23.00%
Assumed operating income margin rates				(19.10%)	2.30%	(3.00%)
Assumed Digital revenue growth rate				(25.40%)	(21.50%)	(25.60%)
Maximum | Franchise Rights Acquired
Goodwill And Intangible Assets Disclosure [Line Items]
Assumed Workshops + Digital revenue growth rate				43.80%	57.60%	106.20%
Assumed operating income margin rates				12.20%	8.80%	8.80%
Assumed Digital revenue growth rate				24.40%	1.60%	16.10%
Other Units of Account | Franchise Rights Acquired
Goodwill And Intangible Assets Disclosure [Line Items]
Indefinite-lived intangible assets, impairment charges	$ 0
Impairment, Intangible Asset, Indefinite-Lived (Excluding Goodwill), Statement of Income or Comprehensive Income [Extensible Enumeration]	Asset Impairment Charges
Percentage of franchise rights acquired						2.20%
Other Units of Account | Minimum | Franchise Rights Acquired
Goodwill And Intangible Assets Disclosure [Line Items]
Percentage of estimated fair value in excess of carrying amount	100.00%
Brazil
Goodwill And Intangible Assets Disclosure [Line Items]
Goodwill impairment							$ 3,665
All Reporting Units Except for Republic of Ireland
Goodwill And Intangible Assets Disclosure [Line Items]
Percentage of goodwill held						97.30%
All Reporting Units Except for Republic of Ireland | Goodwill | Minimum
Goodwill And Intangible Assets Disclosure [Line Items]
Percentage of estimated fair value equal to carrying amount	35.00%
Republic of Ireland
Goodwill And Intangible Assets Disclosure [Line Items]
Percentage of estimated fair value in excess of carrying amount	14.00%
Percentage of goodwill held						2.70%
Net book value of goodwill						$ 4,265
Goodwill impairment				$ 2,023
Australia | Franchise Rights Acquired
Goodwill And Intangible Assets Disclosure [Line Items]
Indefinite-lived intangible assets, impairment charges				$ 1,872
Impairment, Intangible Asset, Indefinite-Lived (Excluding Goodwill), Statement of Income or Comprehensive Income [Extensible Enumeration]				Asset Impairment Charges
Percentage of franchise rights acquired				1.10%				1.10%	0.80%
Net book value of franchise rights acquired				$ 4,232				$ 4,232	$ 6,529
Australia | Hypothetical Discount Rate Percentage Increase | Franchise Rights Acquired
Goodwill And Intangible Assets Disclosure [Line Items]
Percentage of estimated fair value reduction				5.60%
Australia | Hypothetical Projected Digital Revenue Percentage Reduction | Franchise Rights Acquired
Goodwill And Intangible Assets Disclosure [Line Items]
Percentage of estimated fair value reduction				2.90%
United States
Goodwill And Intangible Assets Disclosure [Line Items]
Net book value of goodwill				$ 104,019				$ 104,019	$ 105,121
United States | Franchise Rights Acquired
Goodwill And Intangible Assets Disclosure [Line Items]
Indefinite-lived intangible assets, impairment charges				$ 25,739	$ 298,291
Impairment, Intangible Asset, Indefinite-Lived (Excluding Goodwill), Statement of Income or Comprehensive Income [Extensible Enumeration]				Asset Impairment Charges	Asset Impairment Charges
Percentage of estimated fair value in excess of carrying amount	15.00%
Percentage of franchise rights acquired				97.60%	91.50%	92.70%		97.60%	89.30%
Net book value of franchise rights acquired				$ 374,353	$ 400,092	$ 698,383		$ 374,353	$ 698,383
United States | Hypothetical Discount Rate Percentage Increase | Franchise Rights Acquired
Goodwill And Intangible Assets Disclosure [Line Items]
Percentage of estimated fair value reduction				6.60%
United States | Hypothetical Projected Digital Revenue Percentage Reduction | Franchise Rights Acquired
Goodwill And Intangible Assets Disclosure [Line Items]
Percentage of estimated fair value reduction				1.00%
United Kingdom | Franchise Rights Acquired
Goodwill And Intangible Assets Disclosure [Line Items]
Indefinite-lived intangible assets, impairment charges				$ 8,275
Impairment, Intangible Asset, Indefinite-Lived (Excluding Goodwill), Statement of Income or Comprehensive Income [Extensible Enumeration]				Asset Impairment Charges
Percentage of franchise rights acquired				0.70%				0.70%	1.60%
Net book value of franchise rights acquired				$ 2,666				$ 2,666	$ 12,187
United Kingdom | Hypothetical Discount Rate Percentage Increase | Franchise Rights Acquired
Goodwill And Intangible Assets Disclosure [Line Items]
Percentage of estimated fair value reduction				8.90%
United Kingdom | Hypothetical Projected Digital Revenue Percentage Reduction | Franchise Rights Acquired
Goodwill And Intangible Assets Disclosure [Line Items]
Percentage of estimated fair value reduction				6.80%
Canada
Goodwill And Intangible Assets Disclosure [Line Items]
Net book value of goodwill				$ 39,547				$ 39,547	$ 42,409
Canada | Franchise Rights Acquired
Goodwill And Intangible Assets Disclosure [Line Items]
Indefinite-lived intangible assets, impairment charges				$ 19,657	$ 13,312	$ 24,485
Impairment, Intangible Asset, Indefinite-Lived (Excluding Goodwill), Statement of Income or Comprehensive Income [Extensible Enumeration]				Asset Impairment Charges	Asset Impairment Charges	Asset Impairment Charges
Percentage of franchise rights acquired					4.40%	4.60%			7.70%
Net book value of franchise rights acquired					$ 19,342	$ 34,556			$ 60,117
New Zealand | Franchise Rights Acquired
Goodwill And Intangible Assets Disclosure [Line Items]
Indefinite-lived intangible assets, impairment charges				$ 0	$ 1,138	$ 834
Impairment, Intangible Asset, Indefinite-Lived (Excluding Goodwill), Statement of Income or Comprehensive Income [Extensible Enumeration]				Asset Impairment Charges	Asset Impairment Charges	Asset Impairment Charges
Percentage of franchise rights acquired				0.60%	0.50%	0.50%		0.60%	0.60%
Net book value of franchise rights acquired				$ 2,432	$ 2,141	$ 3,574		$ 2,432	$ 4,840
New Zealand | Hypothetical Discount Rate Percentage Increase | Franchise Rights Acquired
Goodwill And Intangible Assets Disclosure [Line Items]
Percentage of estimated fair value reduction				5.30%
New Zealand | Hypothetical Projected Digital Revenue Percentage Reduction | Franchise Rights Acquired
Goodwill And Intangible Assets Disclosure [Line Items]
Percentage of estimated fair value reduction				1.00%